Related Parties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Analysis of the Balances with Related Parties

a) The following is an analysis of the balances with related parties as of December 31, 2017 and 2018. All of the companies were considered affiliates of América Móvil since the Company’s principal shareholders are either direct or indirect shareholders in the related parties.

	2017		2018
Accounts receivable:
Sears Roebuck de México, S.A. de C.V.	Ps.	211,491	Ps.	264,976
Sanborns Hermanos, S.A.		91,233		312,706
Patrimonial Inbursa, S.A.		246,874		214,180
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries		89,585		179,852
Grupo Condumex, S.A. de C.V. and Subsidiaries		47,269		35,007
Operadora de Sites Mexicanos, S.A. de C.V.		14,252		16,634
Other		167,526		240,250

Total	Ps.	868,230	Ps.	1,263,605

	2017		2018
Accounts payable:
Carso Infraestructura y Construcción, S.A. de C.V. and Subsidiaries	Ps.	947,761	Ps.	1,403,414
Grupo Condumex, S.A. de C.V. and Subsidiaries		812,427		784,678
Grupo Financiero Inbursa, S.A.B. de C.V.		38,847		235,745
Fianzas Guardiana Inbursa, S.A. de C.V.		276,633		227,014
PC Industrial, S.A. de C.V. and Subsidiaries		136,859		83,502
Enesa, S.A. de C.V. and Subsidiaries		50,609		22,630
Other		277,276		217,230

Total	Ps.	2,540,412	Ps.	2,974,213

Summary of Transactions with Related Parties

b) For the years ended December 31, 2016, 2017 and 2018, the Company conducted the following transactions with related parties:

	2016		2017		2018
Investments and expenses:
Construction services, purchases of materials, inventories and property, plant and equipment (i)	Ps.	9,917,280	Ps.	11,030,944	Ps.	7,211,960
Rent of towers		4,748,503		5,326,366		6,168,592
Insurance premiums, fees paid for administrative and operating services, brokerage services and others (ii)		4,118,469		4,135,578		4,134,380
Other services		1,899,818		2,802,667		1,864,017

	Ps.	20,684,070	Ps.	23,295,555	Ps.	19,378,949

Revenues:
Revenues services	Ps.	411,076	Ps.	416,047	Ps.	679,220
Sales of equipment		2,679,591		2,313,840		1,296,204

	Ps.	3,090,667	Ps.	2,729,887	Ps.	1,975,424

i)

In 2018, this amount includes Ps.5,622,791 (Ps. 9,829,991 in 2017 and Ps. 9,547,530 in 2016) for network construction services and construction materials purchased from subsidiaries of Grupo Carso, S.A.B. de C.V. (Grupo Carso).

ii)

In 2018, this amount includes Ps. 778,191 (Ps. 789,253 in 2017 and Ps. 812,247 in 2016) for network maintenance services performed by Grupo Carso subsidiaries; Ps. 13,784 in 2018 (Ps. 15,695 in 2017, and Ps. 705,074 in 2016) for software services provided by an associate; Ps. 2,541,703 in 2018 (Ps. 3,330,038 in 2017 and Ps. 2,406,058 in 2016) for insurance premiums with Seguros Inbursa S.A. and Fianzas Guardiana Inbursa, S.A., which, in turn, places most of such insurance with reinsurers.